Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.         Inventory

Inventory primarily consists of:
	September 30,	December 31,
	2011	2010
Cylinders and metal cutting fuel	$157,904	$8,381
Units, construction in process	2,026,477	1,546,426

	$2,184,381	$1,554,807

The Company is currently manufacturing four refineries for future sales.

4.         Inventory

Inventory primarily consists of :  The

	December 31,	December 31,
	2010	2009
Cylinders, metal cutting fuel	$72,210	$8,381
Units, Construction in process	1,482,597	-
	$1,554,807	$8,381

Company is currently manufacturing four refineries for future sales.